PRINCIPAL ACCOUNTING POLICIES - Goodwill and other intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Impairment of goodwill	¥ 0	¥ 0	¥ 0
Impairment on other intangible assets	¥ 0	¥ 0	¥ 0
Minimum
Intangible assets
Intangible asset useful life	3 years
Maximum
Intangible assets
Intangible asset useful life	10 years